Intangible assets - Summary of exploration and evaluation expenditure (Parenthetical and Footnotes) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [Line Items]
Proceeds from disposal of exploration and evaluation assets	$ 1	$ 10	$ 233
Valeria
Disclosure of detailed information about intangible assets [Line Items]
Gain on sales of undeveloped properties			83
Winchester South
Disclosure of detailed information about intangible assets [Line Items]
Gain on sales of undeveloped properties			$ 195